Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Payables to exiting investors		$ 30,000
Payables for purchase of property, plant and equipment	14,103	15,122	23,515
Product warranty	10,299	4,296	3,723
Other current liabilities	4,148	3,959
Accrued payroll and welfare	2,789	2,704	2,577
Interest payable	2,239	1,379
Accrued expenses	1,713	1,696	2,103
Other tax payable	306	1,472	494
Total	$ 35,597	$ 60,628	$ 34,995